Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Prospectus Date	rr_ProspectusDate	May 11, 2018
First Trust Dorsey Wright DALI 1 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Dorsey Wright DALI 1 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Nasdaq Dorsey Wright DALI 1 Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index consists exclusively of U.S.-listed exchange-traded funds ("ETFs"). Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P., the Fund's investment advisor.

The Index evaluates four broad asset classes (U.S. equity securities, international equity securities, fixed income securities and commodities) and seeks to determine which of the four is most likely to experience the best investment performance until the next Index evaluation date (generally the second and fourth Friday of each month). The Index has been designed based upon the principle that the asset class exhibiting the highest levels of "relative strength," based on current prices, will be the asset class with the best performance over the near term. A relative strength calculation is an objective method of comparing two investment options to determine which of the two is exhibiting greater forward price momentum.

For the purpose of comparing the asset classes, each asset class is represented by a roster of indices and/or one or more ETFs that principally track or invest in the securities that comprise each asset class, and collectively provide diversified exposure to each asset class. To determine which of the four asset classes is exhibiting the greatest price momentum, the Index compares the relative strength of each component (ETF or index) of each asset class against each component of each of the other three asset classes. To make this comparison, the closing price of the two ETFs/indices being compared are divided against each other and then multiplied by 100. This number is then charted. When the same calculation is run the next day, if the number increases for a given asset class, it is charted as an "X." If it decreases, it is charted as an "O." This is known as "point and figure" charting. The Index utilizes this technique by comparing each component of each asset class against the components of each of the other three asset classes and aggregating the information. The asset class with the greatest number of "Xs" is the asset class exhibiting the greatest relative strength and is therefore the asset class chosen for inclusion in the Index. The Index provides exposure to a single asset class at a time.

The point and figure relative strength comparison is generally used to determine the highest scoring asset class on a bi-monthly basis. The Index, and thus the Fund, will reconstitute and rebalance to reflect the asset class exhibiting the highest levels of relative strength. Once the asset class exhibiting the highest relative strength is determined, the Index is constituted and weighted pursuant to the individual methodology of the selected asset class, each of which is set forth below. Each ETF that is currently eligible for inclusion in the Index is set forth on Appendix A. The ETFs eligible for inclusion in the Index pursuant to the U.S. equity securities, international equity securities and commodities asset allocation are advised by First Trust Advisors L.P., the investment advisor to the Fund. The ETFs eligible for inclusion in the Index pursuant to the fixed income asset allocation are not advised by First Trust Advisors L.P. The list of ETFs eligible for inclusion in the Index may change from time to time pursuant to the methodology of the Index.

U.S. Equity Securities

  65% of the Fund's assets will be equally weighted among the constituents of the Dorsey Wright Focus Five Index (an index of ETFs designed to select the five sector/industry-based First Trust ETFs exhibiting the greatest relative strength).
  35% of the Fund's assets will be equally weighted among the First Trust Large Cap Growth AlphaDEX Fund (an ETF that provides exposure to large capitalization U.S. issuers that have exhibited higher levels of growth potential) and First Trust Small Cap Growth AlphaDEX Fund (an ETF that provides exposure to small capitalization U.S. issuers that have exhibited higher levels of growth potential)
  The Index will re-balance back to the 65% and 35% target weights quarterly. The Index may re-constitute periodically in response to changes in the composition of the Dorsey Wright Focus Five Index.

International Equity Securities

  65% of the Fund's assets will be equally weighted among the constituents of the Dorsey Wright International Focus Five Index (an index of ETFs designed to select the five country/region-based First Trust ETFs exhibiting the greatest relative strength).
  35% of the Fund's assets will be equally weighted among the First Trust Emerging Markets AlphaDEX Fund (an ETF that provides exposure to equity securities issued by companies operating in emerging markets) and First Trust Developed Markets ex-US AlphaDEX Fund (an ETF that provides exposure to equity securities issued by companies operating in non-U.S. developed markets).
  The Index will re-balance back to the 65% and 35% target weights quarterly. The Index may re-constitute periodically in response to changes in the composition of the Dorsey Wright International Focus Five Index.

Fixed Income Securities

  65% of the Fund's assets will be equally weighted among three ETFs that seek broad exposure to the U.S. investment grade fixed income securities market.
  35% of the Fund's assets will be equally weighted among the constituents of the Dorsey Wright Fixed Income Model (a model that seeks to select four ETFs that invest principally in fixed income securities exhibiting the greatest relative strength).
  The Index will re-balance back to the 65% and 35% target weights quarterly. The Index may re-constitute periodically in response to changes in the composition of the Dorsey Wright Fixed Income Model.

Commodities

  First Trust Global Tactical Commodity Strategy Fund (an ETF that invests in a combination of exchange-listed commodity futures contracts and commodity-linked instruments through a wholly-owned Cayman subsidiary with the objective of providing investors with commodity exposure) is included in the Index and given a weight of 100%.

The inception date of the Index was February 4, 2014. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of May 11, 2018, the Fund had significant investments in companies operating in the information technology sector. As of May 11, 2018, the Fund had exposure to the U.S. Equity Securities asset class through its investments in the following ETFs:

1.First Trust Large Cap Growth AlphaDEX® Fund (FTC)

2.First Trust Small Cap Growth AlphaDEX® Fund (FYC)

3.First Trust Dow Jones Internet Index Fund (FDN)

4.First Trust Nasdaq Bank ETF (FTXO)

5.First Trust Technology AlphaDEX® Fund (FXL)

6.First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

7.First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASSET CONCENTRATION RISK. Since the Index, and therefore the Fund, may be composed of a very small number of ETFs (including a single ETF), the Fund's performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. A concentration makes the Fund more susceptible to any single occurrence affecting the underlying ETFs and may subject the Fund to greater market risk than more diversified funds.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CLEARING BROKER RISK. To the extent the Fund invests in ETFs which invest in commodity futures contracts through a clearing broker, the failure or bankruptcy of such a clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as an underlying ETF, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. Certain ETFs in which the Fund may invest have exposure to commodities through investments in commodity futures contracts and exchange-traded commodity linked instruments ("Commodities Investments"). The value of Commodities Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Commodities Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the underlying ETFs.

CONVERTIBLE SECURITIES RISK. Certain ETFs in which the Fund may invest hold convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation.

COUNTERPARTY RISK. To the extent the Fund invests in ETFs which invest in Commodities Instruments, the Fund bears the risk that an underlying ETF's counterparty to the Commodities Instrument may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the underlying ETF will lose money and the value of an investment in Fund shares may decrease. In addition, an underlying ETF may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Certain ETFs in which the Fund may invest may be subject to credit risk. Credit risk is the risk that an issuer of a security held by an underlying ETF will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. Certain ETFs in which the Fund may invest hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of an underlying ETF's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian,  or sub advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEPOSITARY RECEIPTS RISK. Certain ETFs in which the Fund may invest hold depositary receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund may invest in ETFs that invest in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. The shares of an ETF trade like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees and other operating expenses that increase their costs. Additionally, because ETFs trade on an exchange, their shares may trade at a premium or discount to their net asset value.

EXTENSION RISK. Certain ETFs in which the Fund may invest may be subject to extension risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FIXED INCOME SECURITIES RISK. An investment in ETFs that invest in fixed income securities may entail credit risks and the risk that the value of the Fund's assets will decline, and may decline precipitously, with increases in interest rates. High yield debt securities are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high yield, high risk securities resulting in a higher incidence of defaults among high yield, high risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements.

FIXED-TO-FLOATING RATE SECURITIES RISK. Certain ETFs in which the Fund may invest hold fixed-to-floating rate securities, which are securities that have an initial term with a fixed dividend rate and following this initial term bear a floating dividend rate. Securities which include a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Although floating rate preferred securities can be less sensitive to interest rate risk than fixed-rate preferred securities, they are subject to the risks applicable to preferred securities more generally.

FLOATING RATE LOAN RISK. Certain ETFs in which the Fund may invest hold floating rate loans, which may include high yield securities, or "junk" loans. An investment in floating rate loans subjects the underlying ETFs to credit risk, which is heightened for loans in which the underlying ETFs invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Investments in floating rate loans, especially bank loans, may take significantly longer than seven days to settle, which can adversely affect an underlying ETF's ability to timely honor redemptions. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. Floating rate loans may also not be considered "securities" under the 1940 Act and therefore prevent the underlying ETFs from relying on the anti-fraud provisions of the Act.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

FUND OF FUNDS RISK. The Fund invests in the securities of other ETFs, which involves additional expenses that would not be present in a direct investment in such ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the underlying ETFs in which the Fund invests.

FUTURES RISK. Certain ETFs in which the Fund may invest hold futures contracts. Futures and futures-related products can be highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

HIGH YIELD SECURITIES RISK. Certain ETFs in which the Fund may invest hold high yield securities. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

HYBRID CAPITAL SECURITIES RISK. Certain ETFs in which the Fund may invest hold hybrid capital securities. A hybrid capital security may exhibit characteristics akin to both an equity or debt security or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). The price of a hybrid capital security and any applicable reference instrument may not move in the same direction or at the same time. An investment in a hybrid capital security may entail significant risks not associated with a similar investment in a traditional equity security. The risks of a particular hybrid capital security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Hybrid capital securities potentially are more volatile than traditional equity securities. Hybrid instruments may carry credit risk of their issuer, as well as liquidity risk, since they often are "customized" to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.

INCOME RISK. Certain ETFs in which the Fund may invest may be subject to income risk. Income from the Fund's investments in ETFs that hold fixed income securities could decline during periods of falling interest rates.

INDEX REBALANCE RISK. Pursuant to the methodology that the Index Provider uses to calculate and maintain the Index, the Fund may own a significant number of the outstanding shares of underlying ETFs included in the Fund. Any such underlying ETF may be removed from the Index in the event that it does not comply with the eligibility requirements of the Index. As a result, the Fund may be forced to sell shares of certain underlying ETFs at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund's annual return and the return of the Index may increase significantly. Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund's costs and market exposure.

INDUSTRY CONCENTRATION RISK. The Fund will be concentrated in the securities of an individual industry if the Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

INTEREST RATE RISK. Certain ETFs in which the Fund may invest may be subject to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an underlying ETF's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MOMENTUM INVESTING RISK. The Index employs a "momentum" style methodology that emphasizes selecting ETFs that have had higher recent price performance compared to other ETFs. The Fund may be subject to more risk because ETFs in which the Fund invests may be more volatile than a broad cross-section of ETFs or the returns on ETFs that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

MORTGAGE SECURITIES RISK. Certain ETFs in which the Fund may invest hold mortgage-related securities, including mortgage-backed securities, which may make those ETFs more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the underlying ETFs that invest in mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure. Mortgage-related securities may also face liquidity issues when an underlying ETF seeks to sell such securities, but are unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the underlying ETFs which invest in mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae.

MUNICIPAL BONDS RISK. Certain of the ETFs in which the Fund may invest hold municipal bonds. In additional to being subject to credit, income and interest rate risk (as described in this prospectus), municipal bonds are subject to tax risk. Interest income from municipal bonds is normally not subject to regular federal income tax, but income from municipal bonds held by the underlying ETFs could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of municipal bonds in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal bonds.

NEW FUND RISK. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Certain ETFs in which the Fund may invest own securities of issuers headquartered or incorporated outside of the U.S. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. It may result in more short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREFERRED SECURITIES RISK. Certain of the ETFs in which the Fund may invest hold preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REGULATORY RISK. To the extent the Fund invests in ETFs which invest in Commodities Instruments, the investment decisions of such underlying ETFs may need to be modified, and commodity contract positions held by the underlying ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

SMALLER COMPANIES RISK. Certain ETFs in which the Fund may invest may hold securities of small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. AGENCY DEBT RISK. Certain ETFs in which the Fund may invest hold unsecured bonds or debentures issued by U.S. government agencies. Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government.

VALUATION RISK. To the extent the Fund invests in ETFs which invest in fixed income securities, the Fund may be subject to valuation risk. Unlike publicly traded securities that trade on national exchanges, there is no central place or exchange for fixed income securities trading. Fixed income securities generally trade on an "over-the-counter" market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed income securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of fixed income securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, fixed income securities are valued using information provided by a third-party pricing service, which primarily uses broker quotes to value the securities.

VOLATILITY RISK. Certain ETFs in which the Fund may invest hold volatile securities. Frequent or significant short-term price movements could adversely impact the performance of an underlying ETF. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's investments in ETFs that significantly utilize financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in Commodities Instruments may result in immediate and substantial losses to an underlying ETF, and consequently to the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the fund by comparing the fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

First Trust Dorsey Wright DALI 1 ETF | First Trust Dorsey Wright DALI 1 ETF
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 94
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 293

[1]	"Other Expenses" and "Aquired Fund Fees and Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year.